Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings
Schedule of borrowings

	At December 31,
	2022	2021
Non-current
Bank and financial borrowings (**)	353,740	258,248
Notes (*)	933,681	760,089
	1,287,421	1,018,337
Current
Bank and financial borrowings (**)	125,164	354,023
Notes (*)	52,852	67,243
	178,016	421,266
Total Borrowings	1,465,437	1,439,603

Schedule of changes in borrowings

	2022	2021
Balances at the beginning of the year	1,439,603	1,344,817
Loans obtained	371,951	396,504
Loans repaid	(328,775)	(266,839)
Interest paid	(111,387)	(86,108)
Accrued interest for the year	115,093	114,710
Debt renegotiation expenses capitalization	(2,011)	(20,439)
Translation differences and inflation adjustment	(19,037)	(43,042)
Balances at the end of the year	1,465,437	1,439,603

Schedule of maturity of borrowings

	1 year or less	1 to 2 years	2 to 5 years	Over 5 years	Total
At December 31, 2022 (1)	278,427	252,961	622,876	895,887	2,050,151
At December 31, 2021 (1)	524,338	232,950	500,228	711,660	1,969,176

(1) The amounts disclosed in the table are undiscounted cash flows of principal and estimated interest. Variable interest rate cash flows have been estimated using variable interest rates applicable at the end of the reporting period.

Schedule of undiscounted cash flows of principal and estimated interest

	At December 31,
	2022	2021
Fair value of borrowings (2)	1,423,983	1,466,852
	1,423,983	1,466,852

(2) Valuation at quotation prices (not adjusted) in active markets for identical assets or liabilities Fair Value level 2 under IFRS 13 hierarchy. There are no financial instruments measured at fair value.

Schedule of notes

(*) Notes include the following as of December 31, 2022:

Company	Note	Issuance	Currency	Nominal value (in millions of USD)	Maturity	Interest rate	Outstanding (in millions of USD)
ACI	Senior secured guarantee notes	November 2021	USD	246.2	November 2034	Fixed 6.875%	234.6
	Senior secured guarantee notes	May 2015, May 2020 (1)	USD	14.6	November 2032	Fixed 6.875%	12.5
CAI	Secured notes	January 2020	Euros	71.8	December 2024	Fixed 4.556%	64.9
		February 2017, May 2020 (1)	USD	212.3	February 2027	Fixed 6.875%	91.1
	Senior secured guarantee notes	October 2021	USD	208.9	August 2031	Fixed 8.500%	208.1
AA2000	Class 3 Notes	September 2021	USD (2)	30.5	September 2023	Fixed 4.000%	30.5
	Class 1 Series 2021 Notes	November 2021	USD	64.0	August 2031	Fixed 8.500%	60.6
	Class 4 Notes	November 2021	USD	62.0	November 2028	Fixed 9.500%	60.2
	Class 5 Notes	February 2022	USD (2)	138.0	February 2032	Fixed 5.500%	138.3
	Class 6 Notes	February 2022	USD (2)	36.0	February 2025	Fixed 2.000%	35.9
	Class 7 Notes	July 2022	USD (2)	20.0	July 2025	Fixed 0.000%	19.9
	Class 9 Notes	August 2022	USD (2)	30.0	August 2026	Fixed 0.000%	29.9
Total							986.5

(1)A partial exchange of the notes initially issued was performed during 2020 and 2021, which is detailed below
(2)These notes are dollar-linked, denominated in U.S. dollars but issued and paid in Argentine pesos

(*) Notes include the following as of December 31, 2021:

Company	Note	Issuance	Currency	Nominal value (in millions of USD)	Maturity	Interest rate	Outstanding (in millions of USD)
ACI	Senior secured guarantee notes	November 2021	USD	246.2	November 2034	Fixed 6.875%	233.6
	Senior secured guarantee notes	May 2015, May 2020 (1)	USD	14.6	November 2032	Fixed 6.875%	13.3
CAI	Secured notes	January 2020	Euros	71.8	December 2024	Fixed 4.556%	68.5
		February 2017, May 2020 (1) (2)	USD	212.3	February 2027	Fixed 6.875%	113.9
	Senior secured guarantee notes	October 2021	USD	208.9	August 2031	Fixed 8.500%	207.9
	Class 2 Notes Series 2020	August 2020	USD (2)	40.0	August 2022	Fixed 0.000%	40.0
AA2000	Class 3 Notes	September 2021	USD (2)	30.5	September 2023	Fixed 4.000%	30.3
	Class 1 Series 2021 Notes	November 2021	USD (2)	64.0	August 2031	Fixed 8.500%	60.1
	Class 4 Notes	November 2021	USD	62.0	November 2028	Fixed 9.500%	59.7
Total							827.3

(1)A partial exchange of the notes initially issued was performed during 2020 and 2021, which is detailed below
(2)These notes are dollar-linked, denominated in U.S. dollars but issued and paid in Argentine pesos

Schedule of significant bank and financial borrowings

(**) As of December 31, 2022, significant bank and financial borrowings include the following:

						Outstanding
						(In millions
Company	Lender	Currency	Maturity	Interest Rate		of USD)	Capitalization(2)
	BNDES	R$	September 2032	Variable	TJLP(1) plus spread	6.4
ICASGA	BNDES	R$	June 2032	Variable	T.R. plus spread plus IPCA	1.8
	BNDES	R$	September 2032	Variable	T.R. plus spread plus IPCA	5.5	A
	BNDES	R$	July 2032	Variable	T.R. plus spread plus IPCA	1.7
ICAB	BNDES	R$	December 2033	Variable	TJLP(1) plus spread	208.3	A
	Votorantim	R$	March 2023	Variable	CDI plus spread	0.8	C
	Banco Guayaquil SA	USD	February 2026	Variable	T.R.E.(3) plus spread	5.9	D
TAGSA	Banco Guayaquil SA	USD	December 2025	Variable	T.R.E.(3) plus spread	2.1	D
	Banco Bolivariano CA	USD	December 2025	Variable	T.R.E.(3) plus spread	5.4	D
	Banco Bolivariano CA	USD	November 2024	Variable	T.R.E.(3) plus spread	3.6	D
	Santander Uruguay	USD	April 2023	Fixed	4.40%	0.2	D
TCU	Scotiabank Uruguay	USD	October 2024	Fixed	4.30%	1.0	D
	Scotiabank Uruguay	USD	February 2026	Fixed	4.30%	0.8	D
	Santander Uruguay	USD	November 2027	Fixed	5.37%	1.0	D
	Banco de Innovación de Infraestructuras y Desarrollo	Euro	September 2027	Variable	Euribor 6 month plus spread	15.5	D
	BPM	Euro	December 2023	Fixed	1.65%	0.1	D
	Unicredit	Euro	March 2023	Variable	Euribor 3 month plus spread	10.1	D
	BNL	Euro	May 2023	Fixed	3.76%	5.4	D
TA	ISP-SACE	Euro	September 2026	Variable	Euribor 3 month plus spread	85.1	D
	BPM	Euro	June 2023	Variable	Euribor 3 month plus spread	0.1	D
	BPM	Euro	June 2024	Variable	Euribor 3 month plus spread	0.2	D
	BPM	Euro	January 2023	Variable	Euribor 3 month plus spread	3.8	D
	MPS Servicio capital	Euro	March 2023	Fixed	1.86%	11.8	D
	Banca Intesa San Paolo	Euro	March 2023	Fixed	1.60%	11.9	D
AIA	Ameriabank C.J.S.C.	Euro	December 2025	Fixed	6.00%	21.1	B
ANSA	Banco Macro	ARS	November 2024	Variable	BADLAR plus spread	1.2	A
	Banco de la Provincia de Buenos Aires	USD	July 2024	Fixed	7.00%	0.8	D
AA2000	Onshore renegotiation	ARS	November 2024	Variable	BADCOR plus spread	8.0	A
	Onshore renegotiation - ICBC	USD	November 2024	Fixed	8.50%	17.8	A
	Citibank N.A. (5)	USD	February 2023	Variable	SOFR plus spread	2.4	A
	Offshore renegotiation	ARS	November 2024	Variable	BADCOR plus spread	1.6	A
	ICBC Dubai	USD	October 2025	Variable	SOFR plus spread	10.2	B
	Banco Ciudad	USD	November 2023	Fixed	6.00%	3.5	B
CAISA	Santander Uruguay	USD	April 2027	Fixed	5.10%	6.9	B
	Banco Itaú	USD	April 2027	Fixed	3.80%	6.9
PDS	Banco de la República Oriental del Uruguay	USD	March 2028	Variable	7.03%	10.0	C
Total						478.9

(**) As of December 31, 2021, significant bank and financial borrowings include the following:

						Outstanding
						(In millions
Company	Lender	Currency	Maturity	Interest Rate		of USD)	Capitalization(2)
	BNDES	R$	September 2032	Variable	TJLP(1) plus spread	6.4
	BNDES	R$	June 2032	Variable	T.R. plus spread plus IPCA	1.8
ICASGA	BNDES	R$	September 2032	Variable	T.R. plus spread plus IPCA	4.7	A
	BNDES	R$	September 2022	Fixed	2.50%	0.3
	BNDES	R$	July 2032	Variable	T.R. plus spread plus IPCA	2.2
	BNDES	R$	December 2033	Variable	TJLP(1) plus spread	203.2	A
ICAB	Bradesco	R$	July 2022	Variable	TJLP(1) plus spread	0.1	D
	Votorantim	R$	June 2022	Variable	CDI plus spread	3.1	C
	Banco Guayaquil SA	USD	February 2026	Variable	T.R.E.(3) plus spread	7.4	D
	Banco Guayaquil SA	USD	December 2025	Variable	T.R.E.(3) plus spread	2.8	D
TAGSA	Banco Bolivariano CA	USD	December 2025	Variable	T.R.E.(3) plus spread	7.2	D
	Banco Bolivariano CA	USD	November 2024	Variable	T.R.E.(3) plus spread	5.5	D
	Santander Uruguay	USD	April 2023	Fixed	4.40%	0.7	D
TCU	Scotiabank Uruguay	USD	October 2024	Fixed	4.30%	1.5	D
	Scotiabank Uruguay	USD	February 2026	Fixed	4.30%	1.0	D
	MPS Servicio capital	Euro	June 2022	Variable	Euribor 6 month plus spread	1.2	B
	Banco de Innovación de Infraestructuras y Desarrollo	Euro	September 2027	Variable	Euribor 6 month plus spread	19.6	D
	BPM	Euro	January 2022	Fixed	0.5%	4.0	D
	BPM	Euro	December 2023	Fixed	1.65%	0.2	D
	Unicredit	Euro	March 2022	Fixed	0.75%	9.6	D
	Unicredit	Euro	May 2022	Fixed	0.75%	1.1	D
TA	BNL	Euro	April 2022	Fixed	0.60%	5.7	D
	ISP-SACE	Euro	September 2026	Variable	Euribor 3 month plus spread	95.8	D
	CREDEM	Euro	January 2022	Fixed	0.09%	1.1	D
	BPM	Euro	June 2023	Variable	Euribor 3 month plus spread	0.2	D
	BPM	Euro	June 2024	Variable	Euribor 3 month plus spread	0.3	D
	MPS Servicio capital	Euro	March 2022	Fixed	0.38%	12.5	D
	Banca Intesa San Paolo	Euro	March 2022	Fixed	1.20%	12.6	D
		USD	June 2024	Variable	Libor 6 month plus spread (7)	30.6	B
AIA	Ameriabank C.J.S.C.	Euro	June 2024	Variable	Euribor 6 month plus spread (7)	32.2
	HSBC Bank Armenia C.J.S.C.	Dram	June 2022	Fixed	11% (4)	0.3	D
ANSA	Banco Macro	USD	February 2022	Variable	Libor plus spread(6)	2.3	A
	Banco de la Provincia de Buenos Aires	USD	July 2023	Fixed	7.00%	0.1	D
	Industrial and Commercial Bank of China (Argentina) S.A., Banco Galicia and Buenos Aires S.A.U. and Banco Santander Río S.A. (5)	USD	August 2022	Fixed	9.75%	28.7	A
AA2000	Onshore renegotiation	ARS	November 2024	Variable	BADCOR plus spread	27.4	A
	Onshore renegotiation - ICBC	USD	November 2024	Fixed	8.50%	10.1	A
	Citibank N.A. (5)	USD	February 2023	Variable	Libor plus spread(6)	16.4	A
	Offshore renegotiation	ARS	November 2024	Variable	BADCOR plus spread	13.2	A
	Banco Ciudad	USD	November 2023	Fixed	6.00%	5.0	B
	Banco Macro	USD	December 2022	Fixed	7.75%	10.1	B
CAISA	Santander Uruguay	USD	April 2027	Fixed	5.10%	7.0
	Banco Itaú	USD	April 2027	Fixed	3.80%	7.0	B
PDS	Banco de la República Oriental del Uruguay	USD	March 2028	Fixed	3.11%	10.0	A
Others						0.1
Total						612.3

(1) TJLP - Taxa de Juros de Longo Prazo (Brazilian Long term interest rate).

IPCA: corresponds to the Brazilian Consumer Price index).

(2) A - Secured/guaranteed

B – Secured/unguaranteed

C – Unsecured/guaranteed

D - Unsecured/unguaranteed

ARS - Argentine Pesos.

R$ - Brazilian Reales.

(3) T.R.E - Tasa Referencial Ecuador (Ecuadorian reference interest rate).

(4) Effective interest rate is 5.5% as 50% of interest rate is subsidized by Armenian Government.

(5) Comprises loans with Industrial and Commercial Bank of China (Argentina) S.A., Banco Galicia and Buenos Aires S.A.U., Banco Santander Río S.A. (“the onshore credit facility”) and Citibank N.A. (“the offshore credit facility”).

(6) Amendment to the original contracts with the financial institutions have been executed to switch from LIBOR to alternative reference interest rates without a significant impact.

(7) The loan was prepaid during 2022.